Note 54 Deferred annual variable remuneration from previous years senior management (Details) - EUR (€)		Dec. 31, 2025 [1]	Dec. 31, 2024 [2]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash		€ 2,104,000	€ 1,957,000
Deferred annual variable remuneration senior management in shares		356,078	434,759
Deferred annual variable remuneration senior management in stock options	[3]	€ 444,545	€ 0
Senior management [Member] | 2024 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash		€ 534,000	€ 0
Deferred annual variable remuneration senior management in shares		81,445	0
Deferred annual variable remuneration senior management in stock options	[3]	€ 0	€ 0
Senior management [Member] | 2023 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash		€ 549,000	€ 574,000
Deferred annual variable remuneration senior management in shares		30,492	98,636
Deferred annual variable remuneration senior management in stock options	[3]	€ 444,545	€ 0
Senior management [Member] | 2022 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash		€ 501,000	€ 526,000
Deferred annual variable remuneration senior management in shares		117,265	125,129
Deferred annual variable remuneration senior management in stock options	[3]	€ 0	€ 0
Senior management [Member] | 2021 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash		€ 469,000	€ 488,000
Deferred annual variable remuneration senior management in shares		112,536	119,207
Deferred annual variable remuneration senior management in stock options	[3]	€ 0	€ 0
Senior management [Member] | 2020 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash		€ 51,000	€ 56,000
Deferred annual variable remuneration senior management in shares		14,340	14,340
Deferred annual variable remuneration senior management in stock options	[3]	€ 0	€ 0
Senior management [Member] | 2019 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash		€ 0	€ 314,000
Deferred annual variable remuneration senior management in shares		0	77,447
Deferred annual variable remuneration senior management in stock options	[3]	€ 0	€ 0

[1]
(1) Deferred remuneration payable after 2025 year-end, including the update of its cash portion. Payment thereof to members of Senior Management who are beneficiaries will take place in 2026 in accordance with the remuneration policies applicable in each financial year and the vesting and payment rules set forth therein applicable to each member of Senior Management, based on when they became such a member:

•2024 Deferred AVR: the first payment of the Deferred STI is due.
•2023 Deferred AVR: the second payment of the Deferred STI is due.
•2022 Deferred AVR: the third payment of the Deferred STI is due, after having verified that no reduction had to be made according to the result of the multi-year performance indicators approved in 2022 by the Board of Directors.
•2021 Deferred AVR: the fourth payment is due.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, all members of Senior Management voluntarily waived the whole of their 2020 AVR. Without prejudice to the foregoing, the third and final payment of the deferred portion of a success bonus on the sale of BBVA USA is due to one member of Senior Management, who was an executive of BBVA USA at that time.

[2]
(2) Deferred remuneration which was payable after the 2024 year-end, including the update of its cash portion. Payment thereof to members of Senior Management who were beneficiaries took place in 2025 in accordance with the vesting and payment rules set forth in the remuneration policies applicable in each financial year:
•2023 Deferred AVR: in 2025, the first payment of the Deferred STI was made.
•2022 Deferred AVR: in 2025, the second payment was made.
•2021 Deferred AVR: in 2025, the third payment was made.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, all members of Senior Management voluntarily waived the whole of their 2020 AVR. Without prejudice to the foregoing, the third and final payment of the deferred portion of a success bonus on the sale of BBVA USA is due to one member of Senior Management — an executive of BBVA USA at that time.
•2019 Deferred AVR: in 2025, the third and final payment was made.

[3]
(3) The delivery of the stock options awarded as part of the 2023 Deferred AVR is part of the second payment of the Deferred STI, which is due after the 2025 year-end (in 2026). The delivery of the stock options awarded as part of the 2024 Deferred AVR is part of the second payment of the Deferred STI, which, if the relevant conditions are met, will be due after the 2026 year-end (in 2027).